Long-term Payables Other - Summary of Long-term Payables - Other (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other non-current payables [abstract]
Payables related to acquisition of frequency usage rights	₩ 1,544,699	₩ 1,939,082
Other	5,468	29,702
Other non current payables	₩ 1,550,167	₩ 1,968,784